Quarterly Holdings Report
for
Fidelity® Enhanced Emerging Markets ETF
March 31, 2026
EEM-NPRT3-0526
1.9916460.101
Common Stocks - 97.2%
	Shares	Value ($)
BRAZIL - 4.6%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Telefonica Brasil SA	97,897	779,230
Consumer Staples - 1.3%
Beverages - 0.6%
Ambev SA	187,031	550,638
Consumer Staples Distribution & Retail - 0.7%
Raia Drogasil SA	149,952	681,172
TOTAL CONSUMER STAPLES		1,231,810
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras ADR	23,608	489,866
Petroleo Brasileiro SA - Petrobras ADR (PN)	8,981	168,394
TOTAL ENERGY		658,260
Financials - 1.2%
Banks - 1.2%
Itau Unibanco Holding SA	134,319	1,127,482
Industrials - 0.6%
Aerospace & Defense - 0.6%
Embraer SA ADR	10,588	628,292
TOTAL BRAZIL		4,425,074
CHINA - 25.6%
Communication Services - 5.5%
Entertainment - 1.0%
Kingsoft Corp Ltd	1,637	4,693
Netease Inc	40,022	870,244
		874,937
Interactive Media & Services - 3.9%
Bilibili Inc ADR (b)	6,819	153,837
Bilibili Inc Z Shares (b)	17,214	374,742
Tencent Holdings Ltd	50,509	3,117,681
		3,646,260
Wireless Telecommunication Services - 0.6%
China United Network Communications Ltd A Shares (China)	900,786	581,026
TOTAL COMMUNICATION SERVICES		5,102,223
Consumer Discretionary - 4.7%
Automobile Components - 0.6%
Huayu Automotive Systems Co Ltd A Shares (China)	209,890	584,431
Automobiles - 1.5%
Geely Automobile Holdings Ltd	355,585	948,686
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	88,025	527,845
		1,476,531
Broadline Retail - 2.6%
Alibaba Group Holding Ltd	119,460	1,812,955
JD.com Inc A Shares	14,214	205,201
PDD Holdings Inc Class A ADR (b)	3,285	335,661
		2,353,817
TOTAL CONSUMER DISCRETIONARY		4,414,779
Consumer Staples - 1.1%
Beverages - 0.4%
Beijing Yanjing Brewery Co Ltd A Shares (China)	212,486	403,474
Consumer Staples Distribution & Retail - 0.7%
JD Health International Inc (b)(c)(d)	111,463	668,960
TOTAL CONSUMER STAPLES		1,072,434
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
China Petroleum & Chemical Corp A Shares (China)	281,322	239,770
PetroChina Co Ltd H Shares	747,788	1,025,190
TOTAL ENERGY		1,264,960
Financials - 3.1%
Banks - 1.4%
Bank of Beijing Co Ltd A Shares (China)	563,502	450,050
Bank of Changsha Co Ltd A Shares (China)	189,227	264,133
Bank of Jiangsu Co Ltd A Shares (China)	17,422	27,576
China CITIC Bank Corp Ltd A Shares (China)	186,711	224,627
China Construction Bank Corp H Shares	327,158	350,056
Industrial Bank Co Ltd A Shares (China)	5,313	14,494
		1,330,936
Consumer Finance - 0.2%
Qfin Holdings Inc Class A ADR	12,064	155,746
Insurance - 1.5%
China Life Insurance Co Ltd H Shares	214,297	672,309
People's Insurance Co Group of China Ltd/The A Shares (China)	87,069	91,751
People's Insurance Co Group of China Ltd/The H Shares	645,923	444,828
Ping An Insurance Group Co of China Ltd A Shares (China)	31,150	256,370
		1,465,258
TOTAL FINANCIALS		2,951,940
Health Care - 1.7%
Biotechnology - 0.9%
Innovent Biologics Inc (b)(c)(d)	78,857	853,819
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd A Shares (China)	51,717	735,387
TOTAL HEALTH CARE		1,589,206
Industrials - 3.2%
Aerospace & Defense - 0.1%
AviChina Industry & Technology Co Ltd H Shares	236,123	99,976
Construction & Engineering - 0.1%
China National Chemical Engineering Co Ltd A Shares (China)	105,400	134,290
Electrical Equipment - 0.3%
Sunwoda Electronic Co Ltd A Shares (China)	66,948	244,638
Industrial Conglomerates - 0.7%
Fosun International Ltd	1,239,518	654,441
Machinery - 2.0%
Sany Heavy Industry Co Ltd A Shares (China)	199,144	554,797
Weichai Power Co Ltd A Shares (China)	132,268	464,731
Weichai Power Co Ltd H Shares	75,961	264,660
Yutong Bus Co Ltd A Shares (China)	122,191	635,131
		1,919,319
TOTAL INDUSTRIALS		3,052,664
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
BOE Technology Group Co Ltd A Shares (China)	868,117	492,004
Materials - 4.5%
Chemicals - 1.2%
Hengli Petrochemical Co Ltd A Shares (China)	187,307	587,795
Kingfa Sci & Tech Co Ltd A Shares (China)	207,964	503,406
Rongsheng Petrochemical Co Ltd A Shares (China)	60,480	105,197
		1,196,398
Metals & Mining - 3.3%
Aluminum Corp of China Ltd A Shares (China)	210,466	347,777
Aluminum Corp of China Ltd H Shares	206,963	296,936
Baoshan Iron & Steel Co Ltd A Shares (China)	586,128	544,583
Citic Pacific Special Steel Group Co Ltd A Shares (China)	269,291	637,805
Hunan Valin Steel Co Ltd A Shares (China)	129,417	95,107
Shandong Nanshan Aluminum Co Ltd A Shares (China)	704,426	625,907
Zhongjin Gold Corp Ltd A Shares (China)	149,740	579,730
		3,127,845
TOTAL MATERIALS		4,324,243
TOTAL CHINA		24,264,453
GREECE - 0.9%
Financials - 0.2%
Banks - 0.2%
Eurobank SA	55,134	217,180
Utilities - 0.7%
Electric Utilities - 0.7%
Public Power Corp SA	31,233	648,368
TOTAL GREECE		865,548
HUNGARY - 0.9%
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	8,332	887,393
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	486	17,302
TOTAL HUNGARY		904,695
INDIA - 9.5%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd	20,539	391,763
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Mahindra & Mahindra Ltd	13,705	433,343
Tata Motors Passenger Vehicles Limited	19,813	62,802
TOTAL CONSUMER DISCRETIONARY		496,145
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Hindustan Petroleum Corp Ltd	117,312	421,061
Indian Oil Corp Ltd	336,763	487,958
Reliance Industries Ltd	90,834	1,306,335
TOTAL ENERGY		2,215,354
Financials - 3.8%
Banks - 3.2%
Canara Bank	373,845	493,881
HDFC Bank Ltd	6,270	49,085
HDFC Bank Ltd ADR	30,834	767,150
ICICI Bank Ltd	3,190	41,166
ICICI Bank Ltd ADR	819	21,212
Punjab National Bank	340,882	366,833
State Bank of India	62,074	650,593
Union Bank of India Ltd	348,064	611,606
		3,001,526
Consumer Finance - 0.6%
Muthoot Finance Ltd	19,100	645,912
TOTAL FINANCIALS		3,647,438
Industrials - 0.6%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (c)	390	14,554
Transportation Infrastructure - 0.6%
Adani Ports & Special Economic Zone Ltd	37,571	527,745
TOTAL INDUSTRIALS		542,299
Information Technology - 0.2%
IT Services - 0.2%
HCL Technologies Ltd	6,951	99,796
Tata Consultancy Services Ltd	3,916	98,853
TOTAL INFORMATION TECHNOLOGY		198,649
Materials - 1.7%
Chemicals - 0.2%
UPL Ltd	39,093	237,601
Metals & Mining - 1.5%
Hindalco Industries Ltd	66,719	631,483
Vedanta Ltd	104,149	729,799
		1,361,282
TOTAL MATERIALS		1,598,883
TOTAL INDIA		9,090,531
INDONESIA - 1.0%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
United Tractors Tbk PT	116,000	211,939
Financials - 0.8%
Banks - 0.8%
Bank Mandiri Persero Tbk PT	2,618,441	727,238
TOTAL INDONESIA		939,177
KOREA (SOUTH) - 16.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	29	1,473
Consumer Discretionary - 1.9%
Automobile Components - 1.3%
Hankook Tire & Technology Co Ltd	14,676	527,773
Hyundai Mobis Co Ltd	2,643	664,097
		1,191,870
Household Durables - 0.6%
LG Electronics Inc	9,123	640,389
TOTAL CONSUMER DISCRETIONARY		1,832,259
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
HD Hyundai Co Ltd	2,417	383,987
Financials - 1.1%
Capital Markets - 0.3%
Mirae Asset Securities Co Ltd	6,606	270,497
Financial Services - 0.7%
Meritz Financial Group Inc (b)	8,419	623,431
Insurance - 0.1%
Samsung Life Insurance Co Ltd	904	126,491
TOTAL FINANCIALS		1,020,419
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (b)(c)(d)	264	263,933
Industrials - 2.3%
Aerospace & Defense - 0.6%
Hanwha Aerospace Co Ltd	667	553,772
Industrial Conglomerates - 0.6%
SK Inc	3,074	615,053
Machinery - 1.1%
HD Hyundai Heavy Industries Co Ltd	1,538	475,392
HD Korea Shipbuilding & Offshore Engineering Co Ltd	2,555	584,241
		1,059,633
TOTAL INDUSTRIALS		2,228,458
Information Technology - 9.6%
Electronic Equipment, Instruments & Components - 0.6%
LG Display Co Ltd (b)	80,597	581,288
Semiconductors & Semiconductor Equipment - 3.5%
SK Hynix Inc	6,195	3,323,206
Technology Hardware, Storage & Peripherals - 5.5%
Samsung Electronics Co Ltd	46,617	5,181,114
TOTAL INFORMATION TECHNOLOGY		9,085,608
Utilities - 0.6%
Electric Utilities - 0.6%
Korea Electric Power Corp	21,942	607,482
TOTAL KOREA (SOUTH)		15,423,619
MALAYSIA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Maxis Bhd	103,400	91,934
Financials - 0.9%
Banks - 0.9%
Malayan Banking Bhd	290,400	814,755
TOTAL MALAYSIA		906,689
MEXICO - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Industrias Penoles SAB de CV (b)	12,823	569,934
PHILIPPINES - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	18,970	215,277
POLAND - 2.1%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA	31	186,224
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
ORLEN SA	27,037	978,436
Financials - 0.7%
Banks - 0.7%
Santander Bank Polska SA	4,544	713,634
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (b)	1,401	101,106
TOTAL POLAND		1,979,400
SAUDI ARABIA - 2.7%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Saudi Arabian Oil Co (c)(d)	152,377	1,112,597
Financials - 1.5%
Banks - 1.5%
Al Rajhi Bank	37,743	1,072,164
Saudi Awwal Bank	3,905	38,815
Saudi National Bank/The	29,250	325,970
TOTAL FINANCIALS		1,436,949
Materials - 0.0%
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	59	1,018
TOTAL SAUDI ARABIA		2,550,564
SOUTH AFRICA - 2.2%
Financials - 1.7%
Banks - 1.0%
Standard Bank Group Ltd	48,991	881,455
Insurance - 0.7%
Discovery Ltd	47,436	696,069
TOTAL FINANCIALS		1,577,524
Materials - 0.5%
Metals & Mining - 0.5%
Harmony Gold Mining Co Ltd	36,517	552,462
TOTAL SOUTH AFRICA		2,129,986
TAIWAN - 25.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Chunghwa Telecom Co Ltd	188,869	786,856
Consumer Staples - 0.3%
Food Products - 0.3%
Uni-President Enterprises Corp	120,729	268,505
Financials - 2.0%
Banks - 1.0%
CTBC Financial Holding Co Ltd	557,052	895,150
E.Sun Financial Holding Co Ltd	36,405	36,207
		931,357
Financial Services - 0.5%
Yuanta Financial Holding Co Ltd	320,306	448,994
Insurance - 0.5%
Cathay Financial Holding Co Ltd	231,884	510,633
TOTAL FINANCIALS		1,890,984
Information Technology - 21.7%
Electronic Equipment, Instruments & Components - 3.5%
Chroma ATE Inc	12,012	551,234
Delta Electronics Inc	34,909	1,509,035
Hon Hai Precision Industry Co Ltd	156,839	921,166
Innolux Corp	466,093	348,211
		3,329,646
Semiconductors & Semiconductor Equipment - 17.0%
MediaTek Inc	26,615	1,242,211
Novatek Microelectronics Corp	59,903	712,103
Realtek Semiconductor Corp	45,085	675,060
Taiwan Semiconductor Manufacturing Co Ltd	238,786	13,164,497
United Microelectronics Corp	209,475	370,735
		16,164,606
Technology Hardware, Storage & Peripherals - 1.2%
Asia Vital Components Co Ltd	15,238	949,869
Compal Electronics Inc	289,753	244,607
		1,194,476
TOTAL INFORMATION TECHNOLOGY		20,688,728
Materials - 0.6%
Chemicals - 0.6%
Nan Ya Plastics Corp	260,471	602,957
TOTAL TAIWAN		24,238,030
THAILAND - 0.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Advanced Info Service PCL depository receipt	29,745	340,647
TURKEY - 0.8%
Industrials - 0.8%
Aerospace & Defense - 0.8%
Aselsan Elektronik Sanayi Ve Ticaret AS	99,918	720,036
UNITED ARAB EMIRATES - 2.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Abu Dhabi National Oil Co for Distribution PJSC	445,395	459,545
Real Estate - 2.0%
Real Estate Management & Development - 2.0%
Aldar Properties PJSC (b)	283,701	601,647
Emaar Development PJSC	143,068	525,799
Emaar Properties PJSC	229,644	731,450
TOTAL REAL ESTATE		1,858,896
TOTAL UNITED ARAB EMIRATES		2,318,441
UNITED STATES - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BeOne Medicines Ltd H Shares (b)	31,329	685,617
TOTAL COMMON STOCKS (Cost $90,387,781)		92,567,718

Non-Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA non-voting shares	6,600	121,269
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd non-voting shares	11,896	901,464
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $875,105)		1,022,733

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026	3.61	100,000	99,849
US Treasury Bills 0% 5/28/2026 (f)	3.61	80,000	79,539
TOTAL U.S. TREASURY OBLIGATIONS (Cost $179,398)			179,388

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,300,411)	3.69	1,300,151	1,300,411

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $92,742,695)	95,070,250
NET OTHER ASSETS (LIABILITIES) - 0.2%	207,821
NET ASSETS - 100.0%	95,278,071

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	18	6/2026	1,309,140	(9,553)

The notional amount of long futures as a percentage of Net Assets is 1.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,441,708 or 3.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,427,154 or 3.6% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $73,574.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,825	41,640,919	40,411,505	19,997	172	-	1,300,411	1,300,151	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,827,649	1,827,649	778	-	-	-	-	0.0%
Total	70,825	43,468,568	42,239,154	20,775	172	-	1,300,411

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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